EARNINGS PER SHARE - Summary of earnings per share (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income	$ 26,068	$ 289,072
Weighted average number of shares outstanding - basic (in shares)	200,337	200,540
Dilutive effect of share options (in shares)	541	906
Weighted average number of shares outstanding - diluted (in shares)	200,878	201,446